NOTES TO CASH FLOWS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Interest received	£ 11,486	£ 12,370	£ 11,395
Interest paid	6,899	8,033	6,326
Dividends received	0	0	0
Cash outflow for leases	£ 25	£ 36	£ 50